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UBS Series Trust - U.S. Allocation Portfolio
Supplement to the Prospectus and Statement of Additional Information ("SAI") dated May 1, 2005

April 7, 2006

Dear Investor:

The purpose of this supplement is to provide you with information regarding the transfer of the investment advisory and administration contract (the "Advisory and Administration Contract") between UBS Series Trust, on behalf of U.S. Allocation Portfolio (the "Fund"), and UBS Global Asset Management (US) Inc. ("UBS Global AM (US)"), the Fund's prior investment advisor, to UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a sister company of UBS Global AM
(US).

In connection with an internal reorganization involving UBS Global AM and UBS Global AM (US), the Fund's Board of Trustees approved the transfer of the Advisory and Administration Contract from UBS Global AM (US) to UBS Global AM effective April 1, 2006. All of the personnel of UBS Global AM (US) who previously provided investment advisory services to the Fund continue to provide investment advisory services to the Fund as employees of UBS Global AM. UBS Global AM has the same contractual rights and responsibilities under the Advisory and Administration Contract as those previously held by UBS Global AM
(US). UBS Global AM and UBS Global AM (US) are both indirect wholly owned subsidiaries of UBS AG.

UBS Global AM (US) continues to serve as the Fund's principal underwriter.

As a result of the transfer of the Advisory and Administration Contract, the Prospectus and SAI are hereby revised as follows:

ALL REFERENCES IN THE PROSPECTUS AND SAI TO "UBS GLOBAL ASSET MANAGEMENT (US) INC." OR "UBS GLOBAL AM," IN ITS CAPACITY AS THE INVESTMENT ADVISOR AND ADMINISTRATOR OF THE FUND, SHALL BE DEEMED TO REFER TO "UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC." REFERENCES TO "UBS GLOBAL ASSET MANAGEMENT (US) INC." OR "UBS GLOBAL AM," IN ITS CAPACITY AS THE PRINCIPAL UNDERWRITER OF THE FUND, CONTINUE TO REFER TO "UBS GLOBAL ASSET MANAGEMENT (US) INC."

Additionally, please note the following specific changes:

THE FIRST PARAGRAPH UNDER THE SECTION CAPTIONED "INVESTMENT ADVISOR" ON PAGE 11 OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

     UBS Global Asset Management (Americas) Inc. ("UBS Global AM") is the fund's investment advisor and administrator. UBS Global AM, a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and 51 West 52nd Street, New York, NY 10019-6114, is an investment advisor registered with the U.S. Securities and Exchange Commission. As of December 31, 2005, UBS Global AM had approximately $72.5 billion in assets under management. UBS Global AM is an indirect wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $581.5 billion in assets under management worldwide as of December 31, 2005. UBS is an internationally diversified organization headquartered in Zurich and Basel, Switzerland, with operations in many areas of the financial services industry.

ON PAGE 1 OF THE SAI, THE SECOND PARAGRAPH IS REPLACED IN ITS ENTIRETY WITH THE
FOLLOWING:

     UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor and administrator for the fund. UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") serves as the principal underwriter for the fund's Class I shares. UBS Global AM and UBS Global AM
     (US) are indirect wholly owned subsidiaries of UBS AG.

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THE SECOND PARAGRAPH UNDER THE SECTION "INVESTMENT ADVISORY, ADMINISTRATION AND PRINCIPAL UNDERWRITING ARRANGEMENTS--INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS" ON PAGE 34 OF THE SAI IS REPLACED IN ITS ENTIRETY WITH THE
FOLLOWING:

     During the fiscal years ended December 31, 2004, 2003 and 2002, UBS Global Asset Management (US) Inc. ("UBS Global AM (US)"), the fund's previous investment advisor and administrator, earned (or accrued) advisory and administration fees of $382,125, $358,570 and $466,158, respectively. For the fiscal years ended December 31, 2004, 2003 and 2002, UBS Global AM (US) did not waive any of its fee under its advisory and administrative contract with the fund.

THE LAST FIVE PARAGRAPHS UNDER THE SECTION "INVESTMENT ADVISORY, ADMINISTRATION AND PRINCIPAL UNDERWRITING ARRANGEMENTS--INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS" ON PAGES 34-35 OF THE SAI ARE DELETED IN THEIR ENTIRETY.

IN THE SECTION CAPTIONED "PRINCIPAL UNDERWRITING ARRANGEMENTS," ON PAGES 36-37 OF THE SAI, EACH REFERENCE TO "UBS GLOBAL AM" AS THE FUND'S PRINCIPAL UNDERWRITER IS CHANGED TO "UBS GLOBAL AM (US)."

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